Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 9: Income Taxes

Apex Resources Inc. is registered in the State of Nevada and is subject to the tax law of the United States of America and a federal corporate statutory tax rate of 21% starting January 1, 2018.

As of March 31, 2019, the Company had net operating loss carry forwards of approximately $548,731 that may be available to reduce future years’ taxable income through 2036 and 2039. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

Benefit of income taxes for the nine-month periods ended March 31, 2019 and 2018 were $0 and $0, respectively.

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s consolidated financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Apex Resources Inc. was registered in the State of Nevada and has been subject to the tax law of the United States of America and a federal corporate statutory tax rate of 21% starting January 1, 2018.

As of June 30, 2018, the Company had net operating loss carry forwards of approximately $122,725 that may be available to reduce future years’ taxable income through 2035 and 2038. Future tax benefits which may arise as a result of these losses have not been recognized in these consolidated financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

Provision (benefit) of income taxes for the years ended June 30, 2018 and 2017, were $1,298 and $0, respectively. The income tax benefit for the year ended June 30, 2018, results from a March 31, 2018 reversal of previously accrued income tax payable in the amount of $1,298.

The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized. ASC Topic 740.10.30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s consolidated financial statements and prescribes a recognition threshold and measurement attribute for the consolidated financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740.10.40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a 100% valuation allowance.

	Year Ended June 30, 2018	Year Ended June 30, 2017

Deferred tax assets:
Net operating tax carryforward	$122,725	$50,394
Tax rate	21%	34%
Gross deferred tax assets	25,772	17,134
Valuation allowance	(25,772)	(17,134)

Net deferred tax assets	$-	$-